Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforward	$ 11,862
Total deferred tax assets	24,076
Less: Deferred tax assets valuation allowance	(24,076)
A Place For Rover INC
Deferred tax assets:
Net operating loss carryforward	55,649,000	$ 46,810,000
Tax credit carryforward	2,298,000	2,199,000
Reserves and accruals	909,000	1,030,000
Stock based compensation	1,011,000	498,000
Property, plant and equipment	214,000
Other	898,000	21,000
Total deferred tax assets	60,979,000	50,558,000
Less: Deferred tax assets valuation allowance	(57,225,000)	(45,180,000)
Total deferred tax assets, net of valuation allowance	3,754,000	5,378,000
Deferred tax liabilities:
Capitalized internal-use software costs	(2,477,000)	(3,223,000)
Intangibles	(42,000)	(1,076,000)
Property, plant and equipment		(153,000)
Total deferred tax liabilities	2,519,000	4,452,000
Net deferred tax assets	$ 1,235,000	$ 926,000